Cover	Aug. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 28, 2024
Entity Registrant Name	Luminar Technologies, Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	2603 Discovery Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	407
Local Phone Number	900-5259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	LAZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001758057
Amendment Flag	false
Current Fiscal Year End Date	--12-31